Annual Total Returns - FidelityFlexConservativeIncomeBondFund-PRO - FidelityFlexConservativeIncomeBondFund-PRO - Fidelity Flex Conservative Income Bond Fund - Fidelity Flex Conservative Income Bond Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 31, 2018
Annual Return 2019	3.20%
Annual Return 2020	1.35%
Annual Return 2021	0.25%
Annual Return 2022	1.47%
Annual Return 2023	5.93%